Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	Avinger Inc
Entity Central Index Key	0001506928
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Pre-Effective Amendment Number	2
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company